Federated Short-Term Income Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER FTIAX)
INSTITUTIONAL SHARES (TICKER FSTIX)
SERVICE SHARES (TICKER FSISX)
CLASS Y SHARES (TICKER FSTYX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2016
Effective January 25, 2017, the Fund will offer Class R6 Shares (Ticker FSILX) by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Class R6 Shares.
January 20, 2017
Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453574 (1/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.